Segments - Schedule of Results of Operations by Reportable Segment (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenue	$ 220,600,000	$ 149,800,000	$ 593,200,000	$ 388,000,000
Interest expense	6,100,000	5,600,000	17,700,000	15,100,000
Depreciation and amortization	21,000,000	14,200,000	51,600,000	34,700,000
Net income (loss)	300,000	(27,400,000)	(20,800,000)	(29,600,000)	$ 8,853	$ (1,142)
New and Used Equipment Sales
Segment Reporting Information [Line Items]
Total revenue	97,900,000	61,100,000	275,200,000	167,100,000
Parts Sales
Segment Reporting Information [Line Items]
Total revenue	35,500,000	22,900,000	92,300,000	60,000,000
Service Revenue
Segment Reporting Information [Line Items]
Total revenue	35,500,000	27,300,000	94,100,000	67,200,000
Rental Revenue
Segment Reporting Information [Line Items]
Total revenue	32,200,000	27,800,000	83,400,000	66,900,000
Rental Equipment Sales
Segment Reporting Information [Line Items]
Total revenue	19,500,000	10,700,000	48,200,000	26,800,000
Operating Segments | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	115,000,000	88,700,000	304,700,000	211,800,000
Interest expense	1,400,000	1,300,000	4,300,000	3,300,000
Depreciation and amortization	6,400,000	4,900,000	17,000,000	11,600,000
Net income (loss)	2,800,000	4,900,000	7,900,000	8,000,000
Operating Segments | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	105,600,000	61,100,000	288,500,000	176,200,000
Interest expense	2,700,000	2,100,000	7,800,000	6,000,000
Depreciation and amortization	14,600,000	9,300,000	34,600,000	23,100,000
Net income (loss)	(8,600,000)	(1,400,000)	(14,800,000)	(2,300,000)
Operating Segments | New and Used Equipment Sales | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	58,700,000	41,500,000	152,700,000	98,300,000
Operating Segments | New and Used Equipment Sales | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	39,200,000	19,600,000	122,500,000	68,800,000
Operating Segments | Parts Sales | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	16,700,000	14,300,000	43,700,000	35,700,000
Operating Segments | Parts Sales | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	18,800,000	8,600,000	48,600,000	24,300,000
Operating Segments | Service Revenue | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	23,400,000	20,200,000	61,800,000	48,400,000
Operating Segments | Service Revenue | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	12,100,000	7,100,000	32,300,000	18,800,000
Operating Segments | Rental Revenue | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	12,200,000	12,000,000	34,200,000	26,900,000
Operating Segments | Rental Revenue | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	20,000,000	15,800,000	49,200,000	40,000,000
Operating Segments | Rental Equipment Sales | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	4,000,000	700,000	12,300,000	2,500,000
Operating Segments | Rental Equipment Sales | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	15,500,000	10,000,000	35,900,000	24,300,000
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Interest expense	2,000,000	2,200,000	5,600,000	5,800,000
Net income (loss)	$ 6,100,000	$ (30,900,000)	$ (13,900,000)	$ (35,300,000)